Loans Receivable	6 Months Ended
Jun. 30, 2013
Loans Receivable
Loans receivable
6.	Loans Receivable
As at June 30, 2013, the Company has loans receivable totaling $28,620, which are non-interest bearing, unsecured, and due on demand.